Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Only Financial Statements
(20)	Condensed Parent Company Only Financial Statements:

The following condensed balance sheets as of December 31, 2014, and December 31, 2013, and condensed statements of income and cash flows for the years ended December 31, 2014, 2013 and 2012 of the parent company only should be read in conjunction with the consolidated financial statements and the notes thereto.

Condensed Balance Sheets:
	2014	2013
Assets:
Cash and due from banks	$2,932	5,199
Investment in subsidiary	106,088	100,914
Prepaid expenses and other assets	534	1,078

Total assets	$109,554	$107,191

Liabilities and equity
Liabilities
Unrealized loss on derivative	$390	750
Dividends payable - common	301	325
Interest payable	87	87
Other liabilities	64	2
Subordinated debentures	10,310	10,310

Total liabilities	11,152	11,474

Equity:
Preferred stock	—	—
Common stock	79	79
Additional paid-in capital	58,466	58,302
Retained earnings	45,729	44,694
Treasury stock- common stock	(9,429)	(5,929)
Accumulated other comprehensive income	3,557	(1,429)

Total equity	98,402	95,717

Total liabilities and equity	$109,554	107,191

Condensed Statements of Income:

	2014	2013	2012
Interest and dividend income:
Dividend income from subsidiary Bank	$2,600	5,500	6,000
Income on agency securities	—	—	56

Total interest and dividend income	2,600	5,500	6,056

Interest expense	737	733	745
Non-interest expenses	546	684	584

Total expenses	1,283	1,417	1,329

Income (loss) before income taxes and equity in undistributed earnings of subsidiary	1,317	4,083	4,727
Income tax benefits	(459)	(496)	(367)

Income (loss) before equity in undistributed earnings of subsidiary	1,776	4,579	5,094
Equity in (distribution in excess of) earnings of subsidiary	423	(817)	(1,025)

Net income	2,199	3,762	4,069
Preferred stock dividend and warrant accretion	—	—	(1,229)

Income available to common shareholders	$2,199	3,762	2,840

Condensed Statements of Cash Flows:

	2014	2013	2012
Cash flows from operating activities:
Net income	$2,199	3,762	4,069
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary	(423)	817	1,025
Amortization of restricted stock	164	115	99
Increase (decrease) in:
Current income taxes payable	200	(355)	74
Accrued expenses	280	(142)	(1)

Net cash (used in) provided by operating activities:	2,420	4,197	5,266

Cash flows for investing activities:
Net cash flow used in investing activities	—	—	—
Cash flows from financing activities:
Purchase of preferred stock - treasury	—	—	(18,400)
Purchase of common stock - treasury	(3,500)	(853)	—
Purchase of common stock warrant	—	(257)	—
Dividends paid on preferred stock	—	—	(1,007)
Dividends paid on common stock	(1,187)	(751)	(598)

Net cash (used in) provided by financing activities	(4,687)	(1,861)	(20,005)

Net increase (decrease) in cash	(2,267)	2,336	(14,739)
Cash and due from banks at beginning of year	5,199	2,863	17,602

Cash and due from banks at end of year	$2,932	5,199	2,863